Organization	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Organization
1.	ORGANIZATION

21Vianet Group, Inc. was incorporated under the laws of the Cayman Islands on October 16, 2009 and its principal activity is investment holding. The Company is principally engaged in the provision of hosting and related services after the disposal of subsidiaries which are engaged in managed network services in September 2017 (Note 4).

(a)	As of December 31, 2017 the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
21Vianet Mobile Limited (“21V Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
21 Vianet Zhuhai Financial Leasing Co., Ltd (“Zhuhai Financial Leasing”)	April 9, 2015	PRC	100%	Provision of financial leasing business services
21Vianet DRP Investment Holdings Limited. (“DRP investment”)	January 10, 2017	Hong Kong	100%	Investment holding
Shihua DC Investment Holdings Limited. (“Shihua Investment”)	March 14, 2017	Cayman	51%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Date Co., Ltd. (“FS Zhuoyi”) (1) /(4)	July 7, 2016	PRC	51%	Dormant company
Dermot Holding Limited (“Dermot BVI”) (3)	August 8, 2014	British Virgin Islands	100%	Investment holding

Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (1) /(2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services

Held directly by BJ iJoy:
Shanghai iJoy Information Technology Co., Ltd. (“SH iJoy”) (1) / (2)	May 30, 2013	PRC	—	Provision of internet data center, content delivery network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center services

Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services
Beijing Yilong Xinda Technology Co., Ltd. (“BJ Yilong”) (1) / (2)	February 28, 2013	PRC	—	Provision of managed network services and virtual private network services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1)/ (2)	September 30, 2014	PRC	—	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. (“BJ Hongyuan”) (1)/ (2)	December 8, 2014	PRC	—	Provision of internet data center services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	100%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On July 7, 2016, the Company through its subsidiary, 21Vianet HK acquired 100% equity interest in the entity, which was accounted for an assets acquisition.

(b)	PRC laws and regulations prohibit foreign ownership of internet and telecommunications-related businesses. To comply with these foreign ownership restrictions, the Company conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The equity interests of 21Vianet Technology are legally held by certain PRC individuals, including Chen Sheng, the Executive Chairman of Board of Directors of the Company and Zhang Jun (collectively the “Nominee Shareholders”). The following is a summary of the key terms of the VIE Agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement entered into amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under the PRC laws, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by 21Vianet Technology. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement entered into between 21Vianet China and 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

Loan agreement

In January 2011, 21Vianet China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, 21Vianet China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet China, which include, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and 21Vianet Technology’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of 21Vianet Technology.

The power of attorney agreement was subsequently reassigned to 21Vianet Group, Inc. in September 2010.

Share pledge agreement

Pursuant to the share pledge agreement entered into amongst 21Vianet China, 21Vianet Technology and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

On August 10, 2015, a Notification of Cancellation of share pledge registration was issued by Beijing Administration for Industry and Commerce, Pinggu Branch to cancel the registration of the share pledge by one of the Nominee Shareholders, Zhang Jun. Such cancellation does not affect the effectiveness of the share pledge agreement and does not lessen the control imposed on the contractual parties of the Company.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in 21Vianet Technology without the prior written consent of 21Vianet China.

Financial support letter

Pursuant to the financial support letter, 21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

The Company also controls two other VIEs, namely BJ iJoy and WiFire Network through their primary beneficiary, aBitCool DG and SZ Zhuoaiyi, wholly owned subsidiaries of the Company. The key terms of the VIE Agreements in relation to BJ iJoy and WiFire Network are similar to those summarized above.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in 21Vianet Technology to the Company. In addition, the Company, through 21Vianet China, obtained effective control over 21Vianet Technology through the ability to exercise all the rights of 21Vianet Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses through the financial support letter. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of 21Vianet Technology through 21Vianet China through the consulting and service agreement. Thus, the Company is the primary beneficiary of 21Vianet Technology and consolidates 21Vianet Technology and its subsidiaries under ASC 810-10 Consolidation: Overall. Similar conclusion has been reached with respect to the VIE structures with aBitCool DG and SZ Zhuoaiyi as the primary beneficiary.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs is in compliance with applicable PRC laws and regulations in any material respect, and (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements under the existing PRC laws and will not violate any PRC laws or regulations currently in effect.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

(c)	VIE disclosures

Except for certain property with carrying amounts of RMB335,491 (US$48,321) that were pledged to secure banking borrowings granted to the Company (Note 13), there were no pledges or collateralization of the Consolidated VIEs’ assets. Creditors of the Consolidated VIEs have no recourse to the general credit of the primary beneficiaries of the Consolidated VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIEs during the periods presented.

(d)	Cooperation with Warburg Pincus

In March 2017, the Company entered into an investment agreement with Warburg Pincus to establish a multi-stage joint venture and build a digital real estate platform in China. The Company seeded the initial JV with four existing high-performing IDC assets, and Warburg Pincus contributed direct capital and extensive industry network and resources in the real estate sector. The Company owns 51% of the equity interests in the four existing internet data center (“IDC”) assets while Warburg Pincus owns the remaining 49%. On March 14, 2017, Shihua Investment was established by the Company and a subsidiary of Warburg Pincus, with the equity interest of 51% and 49%, respectively. As of December 31, 2017, the IDC assets of in Xi’an Tech and FS Zhuoyi has been transferred to Shihua Investment which is controlled by the Company.

In March 2017, the Company and Warburg Pincus set up two JVs, Shihua DC Investment Holdings 2 Limited and Shihua DC Investment Management Limited, (collectively, Shihua DC Holdings) (Note 12) , with the equity interest of 49% and 51% respectively. The Company accounted for the investment in the two JVs under equity method investments for its ability to exercise significant influence. As of December 31, 2017, Shihua DC Holdings has not commerce any operations.

(e)	Variable interests in a VIE

As of December 31, 2017, the Company held variable interest in an entity that does not have sufficient equity at risk where the Company is not the VIE’s primary beneficiary to consolidate the VIE. The Company’s maximum exposure to such an arrangement is RMB59,846 (US$9,198).

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company :

	As of December 31,
	2016	2017
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	239,874	233,673	35,915
Restricted cash	68,709	149,375	22,959
Accounts receivable (net of allowance for doubtful debt of RMB80,313 and RMB70,627 (US$10,855) as of December 31, 2016 and 2017, respectively)	555,509	342,276	52,607
Inventories	4,320	—	—
Prepaid expenses and other current assets	636,776	809,546	124,425
Amounts due from related parties	82,350	86,824	13,345

Total current assets	1,587,538	1,621,694	249,251

Non-current assets:
Property and equipment, net	2,501,578	2,331,139	358,290
Intangible assets, net	555,649	45,203	6,948
Land use rights, net	76,044	74,162	11,398
Goodwill	1,146,570	302,956	46,563
Deferred tax assets	97,063	169,224	26,009
Other non-current assets	112,822	67,517	10,377
Long-term investments	266,748	355,894	54,700

Total non-current assets	4,756,474	3,346,095	514,285

Total assets	6,344,012	4,967,789	763,536

Current liabilities:
Short-term bank borrowings	183,676	50,000	7,685
Accounts and notes payable	441,847	157,970	24,280
Accrued expenses and other payables	525,613	368,190	56,590
Advance from customers	201,397	403,244	61,977
Deferred revenue	311,191	49,699	7,639
Income tax payable	25,466	7,400	1,137
Amount due to inter-companies (1)	1,221,897	1,863,780	286,458
Amount due to related parties (Note 23)	53,295	16,053	2,467
Current portion of capital lease obligation	203,394	201,315	30,942
Current portion of long-term bank borrowings	12,564	70,289	10,803
Deferred government grants	5,107	4,574	703

Total current liabilities	3,185,447	3,192,514	490,681

	As of December 31,
	2016	2017
	RMB	RMB	US$
Non-current liabilities:
Amount due to inter-companies (1)	1,052,734	1,020,972	156,921
Long-term bank borrowings	219,055	187,638	28,839
Deferred revenue	62,531	—	—
Non-current portion of capital lease obligations	581,568	687,176	105,617
Unrecognized tax benefits	24,153	13,225	2,033
Deferred tax liabilities	182,877	109,339	16,805
Deferred government grants	25,886	17,861	2,745

Total non-current liabilities	2,148,804	2,036,211	312,960

Total liabilities	5,334,251	5,228,725	803,641

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net revenues	3,066,090	2,938,319	2,578,893	396,369
Net loss	(35,811)	(674,685)	(567,395)	(87,207)

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash provided by operating activities	270,358	141,364	364,246	55,984
Net cash provided by (used in) investing activities	105,635	(470,955)	(601,368)	(92,429)
Net cash (used in) provided by financing activities	(354,408)	178,283	230,921	35,492
Net increase (decrease) in cash and cash equivalents	21,585	(151,308)	(6,201)	(953)

(1)	Amount due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs.